Exploration and Evaluation Assets (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Of Exploration And Evaluation Assets [Abstract]
Summary of Exploration and Valuation Assets
Total
As at December 31, 2018	785
Additions	20
Transfers to PP&E (Note 11)	(1)
Exploration Expense (Note 6)	(9)
Change in Decommissioning Liabilities	5
As at June 30, 2019	800